PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2019
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.     PROPERTY AND EQUIPMENT, NET

Property and equipment, net consists of the following:

	As of December 31,
	2018	2019	2019
	RMB	RMB	US$
Buildings	15,771	16,029	2,302
Leasehold improvements	52	52	8
Furniture, fixtures and equipment	8,466	10,352	1,487
Motor vehicles	526	530	76
Total	24,815	26,963	3,873
Less:
Accumulated depreciation	(7,093)	(8,728)	(1,255)
	17,722	18,235	2,618
Construction in progress	419	633	92
Property and equipment, net	18,141	18,868	2,710

Depreciation expense was RMB2,357 and RMB2,059 (US$296) for the years ended December 31, 2018 and 2019, respectively.

No impairment charges were recognized on the property and equipment for the years ended December 31, 2018 and 2019.